Related Party Disclosures - Summary Of Material Amounts Due To Or From Related Parties (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Dalian Wanda Group Co Ltd
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	€ 12	€ 5,238
Amounts payable, related party transactions	0	0
Shanghai Qingpu Wanda Mall Investment Co., Ltd
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	64	0
Amounts payable, related party transactions	0	97
Beijing Wanda Culture Industry Group Co. Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	107,854	107,898
Amounts payable, related party transactions	2,704	0
Beijing Wanda Football Club Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1
Amounts payable, related party transactions	0
Tianjin Free Trade Zone Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	17
Amounts payable, related party transactions	0
Wanda Sports Travel and Consulting Company
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	165
Amounts payable, related party transactions	44
Dalian Wanda Sports Culture Tourism Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	771
Amounts payable, related party transactions	0
Ziyang Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	48
Amounts payable, related party transactions	0
Ankang Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Guilin Lingui Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Chengdu Tianfu Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	1,279
Amounts payable, related party transactions	0
Xi'an Daming Palace Wanda Plaza Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	26
Amounts payable, related party transactions	0
Shenyang Olympic Body Wanda Plaza Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	26
Amounts payable, related party transactions	0
Panjin Wanda Plaza Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	13
Amounts payable, related party transactions	0
Jixian Wanda Plaza Commercial Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	12
Amounts payable, related party transactions	0
Shaanxi Jinshida Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	51
Amounts payable, related party transactions	0
Lanzhou Wanda City Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	467
Amounts payable, related party transactions	0
Nanjing Lishui Wanda Plaza Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Tianshui Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Taishan Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Handan Huai Shang District Wanda Plaza Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Leshan Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Shenyang Quanyun Wanda Plaza Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Wulanchabu Wanda Real Estate Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Yangzhou Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Haian Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Yanan Wanda Real Estate Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	83
Amounts payable, related party transactions	0
Infront International Holding AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	0
Amounts payable, related party transactions	932	952
Wanda Sports & Media (Hong Kong) Holding Co. Limited
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	783
Amounts payable, related party transactions	614	174,620
Wanda Sports Finance Co. Limited
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0
Amounts payable, related party transactions	1,671
Tianjin Wanda Media Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0
Amounts payable, related party transactions	168
Wanda Culture Holding Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		0
Amounts payable, related party transactions		460,551
Wanda America Investment Holding Co., Ltd.
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		0
Amounts payable, related party transactions		43,655
Organizing Committee IIHF 2020 World Championship AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0
Amounts payable, related party transactions	8
International Games Broadcast Services AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	115	3,778
Amounts payable, related party transactions	0	0
Infront Ringier Sports & Entertainment Switzerland AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		118
Amounts payable, related party transactions		380
OC 2018 IIHF WM ApS
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		3
Amounts payable, related party transactions		7
FIS Marketing AG
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	108
Amounts payable, related party transactions	95	0
Verein Tour de Suisse
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	320
Amounts payable, related party transactions	0
Wanda Sports & Media (Hong Kong) Co. Limited
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	350	221
Amounts payable, related party transactions	€ 124	€ 0